Other Income and Expenses - Summary of Depreciation, Amortisation and Costs of Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of property, plant and equipment	¥ 10,709	¥ 2,257	¥ 1,251
Depreciation of right-of-use assets	4,139	4,480	1,618
Amortisation of intangible assets	8,422	5,366	3,762
Included in Cost of Sales
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of property, plant and equipment	9,709	1,448	233
Depreciation of right-of-use assets	696	1,955	66
Amortisation of intangible assets	8,271	5,326	3,720
Costs of inventories recognised as an expense	18,782	11,489	12,465
Included in Selling Expenses
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of right-of-use assets	821	516	489
Included in Administrative Expenses
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of property, plant and equipment	1,000	809	1,018
Depreciation of right-of-use assets	2,622	2,009	1,063
Amortisation of intangible assets	¥ 151	¥ 40	¥ 42